Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Hedge Accounting [Line Items]
Fair value	$ 28,625,880	$ (33,998,204)
Notional Amount	851,845,692	594,860,342
Less than one year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	326,033,057	49,738,751
One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	525,812,635	21,434,625
Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		523,686,966
Derivatives not designated for hedge accounting [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	(852,762)	(10,357,311)
Notional Amount	19,682,638	71,173,376
Derivatives not designated for hedge accounting [Member] | Less than one year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	19,682,638	49,738,751
Derivatives not designated for hedge accounting [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		21,434,625
Exchange rate hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	29,478,642	(23,640,893)
Notional Amount	832,163,054	523,686,966
Exchange rate hedge [Member] | Less than one year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	306,350,419
Exchange rate hedge [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	525,812,635
Exchange rate hedge [Member] | Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		523,686,966
Cash Flow Hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair value	29,478,642	(23,640,893)
Notional Amount	832,163,054	523,686,966
Cash Flow Hedge [Member] | Less than one year [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	306,350,419
Cash Flow Hedge [Member] | One to Two Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount	$ 525,812,635
Cash Flow Hedge [Member] | Two to Three Years [Member]
Disclosure Of Hedge Accounting [Line Items]
Notional Amount		$ 523,686,966